Related party transactions - Personal guarantees and corporate guarantee from related company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ms. Wu Binhua
Related party transactions
Provision of guarantees or collateral to entity, related party transactions	¥ 61,781	¥ 41,746
Dr. Zhou Pengwu and Ms. Ding Wenting
Related party transactions
Provision of guarantees or collateral to entity, related party transactions		¥ 16,060